Consolidated Statements of Equity - USD ($) $ in Thousands	Total	AerCap Holdings N.V. shareholders’ equity	Ordinary share capital	Additional paid-in capital	Treasury shares	Accumulated other comprehensive loss	Accumulated retained earnings	Non-controlling interest
Beginning balance (in shares) at Dec. 31, 2014			212,318,291
Beginning balance at Dec. 31, 2014	$ 7,942,548	$ 7,863,777	$ 2,559	$ 5,557,627	$ 0	$ (6,895)	$ 2,310,486	$ 78,771
Dividends paid	(367)						0	(367)
Repurchase of shares	(761,228)	(761,228)			(761,228)
Share cancellation (in shares)			(9,698,588)
Share cancellation	0		$ (111)	(474,467)	474,578
Share-based compensation	100,162	100,162		100,162
Ordinary shares issued, net of tax withholdings (in shares)			791,504
Ordinary shares issued, net of tax withholdings	(33,066)	(33,066)	$ 9	(156,329)	140,338		(17,084)
Total comprehensive income	1,177,760	1,179,318				588	1,178,730	(1,558)
Ending balance (in shares) at Dec. 31, 2015			203,411,207
Ending balance at Dec. 31, 2015	8,425,809	8,348,963	$ 2,457	5,026,993	(146,312)	(6,307)	3,472,132	76,846
Dividends paid	(11,915)						0	(11,915)
Repurchase of shares	(965,982)	(965,982)			(965,982)
Share cancellation (in shares)			(15,563,862)
Share cancellation	0		$ (175)	(577,967)	578,142
Share-based compensation	102,843	102,843		102,843
Ordinary shares issued, net of tax withholdings	(12,545)	(12,545)		(46,850)	44,060		(9,755)
Total comprehensive income	1,044,054	1,051,168				4,538	1,046,630	(7,114)
Ending balance (in shares) at Dec. 31, 2016			187,847,345
Ending balance at Dec. 31, 2016	8,582,264	8,524,447	$ 2,282	4,505,019	(490,092)	(1,769)	4,509,007	57,817
Dividends paid	(2,915)						0	(2,915)
Repurchase of shares	$ (1,124,724)	(1,124,724)			(1,124,724)
Share cancellation (in shares)	(20,000,000)		(20,000,000)
Share cancellation	$ 0		$ (224)	(860,324)	860,548
Share-based compensation	107,719	107,719		107,719
Ordinary shares issued, net of tax withholdings	(19,926)	(19,926)		(37,851)	22,826		(4,901)
Total comprehensive income	1,096,396	1,092,194				16,043	1,076,151	4,202
Ending balance (in shares) at Dec. 31, 2017			167,847,345
Ending balance at Dec. 31, 2017	$ 8,638,814	$ 8,579,710	$ 2,058	$ 3,714,563	$ (731,442)	$ 14,274	$ 5,580,257	$ 59,104